Account Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 8,085,217	$ 7,415,011
Allowance for credit loss	(1,679,731)	(1,112,315)	$ (109,214)
Total accounts receivable, net	$ 6,405,486	$ 6,302,696